Accounting Policies - Summary of Components of Accumulated Other Comprehensive Income (Loss) (Detail) - USD ($) $ in Thousands	3 Months Ended		9 Months Ended		12 Months Ended
	Jul. 29, 2017	Jul. 30, 2016	Jul. 29, 2017	Jul. 30, 2016	Oct. 29, 2016	Oct. 31, 2015	Oct. 31, 2014
Accumulated Other Comprehensive Income (Loss) [Line Items]
Balance			$ 237,923	$ 224,564	$ 224,564	$ 203,099	$ 202,603
Changes	$ (268)	$ (103)	(136)	(77)	65	(120)	80
Balance	547,749		547,749		237,923	224,564	203,099
Increase / (Decrease) in Fair Value of Derivatives [Member]
Accumulated Other Comprehensive Income (Loss) [Line Items]
Balance			(20)	58	58	15	(41)
Changes					(78)	43	56
Balance					(20)	58	15
Other [Member]
Accumulated Other Comprehensive Income (Loss) [Line Items]
Balance			59	(84)	(84)	79	55
Changes			170	184	143	(163)	24
Balance					59	(84)	79
AOCI Attributable to Parent [Member]
Accumulated Other Comprehensive Income (Loss) [Line Items]
Balance			39	(26)	(26)	94	14
Changes			(136)	$ (77)	65	(120)	80
Balance	$ (97)		$ (97)		$ 39	$ (26)	$ 94